Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties	¥ 155,512	$ 24,403	¥ 96,111
Amounts due from related parties, non-current:
Amounts due from related parties	81,000	12,711	39,400
Amounts due to related parties, current:
Amounts due to related parties	2,634,089	413,346	1,778,783
Amounts due to related parties, non-current:
Amounts due to related parties	780,615	122,496	977,407
Baidu
Amounts due from related parties, current:
Amounts due from related parties	34,894	5,476	38,346
Amounts due to related parties, current:
Amounts due to related parties	1,402,493	220,082	1,035,659
Amounts due to related parties, non-current:
Amounts due to related parties	2,989	469	2,138
Baidu | Loans
Amounts due to related parties, current:
Amounts due to related parties	50,000	7,846	50,000
Amounts due to related parties, non-current:
Amounts due to related parties	650,000	101,999	650,000
Others
Amounts due from related parties, current:
Amounts due from related parties	120,618	18,927	57,765
Amounts due from related parties, non-current:
Amounts due from related parties	81,000	12,711	39,400
Amounts due to related parties, current:
Amounts due to related parties	969,794	152,182	528,314
Amounts due to related parties, non-current:
Amounts due to related parties	35	6	42
Equity Investee | Deferred Revenue
Amounts due to related parties, current:
Amounts due to related parties	211,802	33,236	164,810
Amounts due to related parties, non-current:
Amounts due to related parties	¥ 127,591	$ 20,022	¥ 325,227